UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Windcrest Discovery Investments LLC

Address:  122 East 42nd Street, 47th Floor
          New York, New York 10168

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:
Title:
Phone:


Signature, Place and Date of Signing:

/s/ James Gellert             New York, New York            February 14, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                [City, State]                       [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:

Form 13F Information Table Entry Total:  43

Form 13F Information Table Value Total: $137,721
                                       (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



NONE

                                               FORM 13F INFORMATION TABLE



COLUMN 1                      COLUMN  2  COLUMN 3    COLUMN 4            COLUMN 5         COLUMN 6   COLUMN 7      COLUMN 8

                                                     MARKET                                                    VOTING AUTHORITY
                              TITLE                  VALUE(USD)   SHARE/     SHARE/ PUT/ INVESTMENT  OTHER
NAME OF ISSUER               OF CLASS    CUSIP       x 1000       PRN AMT    PRN    CALL DISCRETION  MGRS   SOLE  SHARED    NONE
ACXIOM CORP                     COM      005125109    3,694       160,600     SH           SOLE                   SOLE
AMERIGROUP CORP                 COM      03073T102    2,477       127,300     SH           SOLE                   SOLE
AMSURG CORP                     COM      03232P405    2,595       113,499     SH           SOLE                   SOLE
ANNTAYLOR STORES CORP           COM      036115103    5,395       156,300     SH           SOLE                   SOLE
APAC CUSTOMER SERVICES INC      COM      00185E106     286        156,275     SH           SOLE                   SOLE
ASSURANT INC                    COM      04621X108    6,467       148,700     SH           SOLE                   SOLE
ASSURED GUARANTY LTD            COM      G0585R106    4,527       178,300     SH           SOLE                   SOLE
BARNES & NOBLE INC              COM      067774109    7,169       168,000     SH           SOLE                   SOLE
CAVCO INDS INC DEL              COM      149568107    5,755       150,329     SH           SOLE                   SOLE
CENTENE CORP DEL                COM      15135B101    2,916       110,900     SH           SOLE                   SOLE
CIMAREX ENERGY CO               COM      171798101    5,234       121,700     SH           SOLE                   SOLE
COBIZ INC                       COM      190897108    1,396        76,596     SH           SOLE                   SOLE
COMFORT SYS USA INC             COM      199908104    3,906       424,600     SH           SOLE                   SOLE
CORINTHIAN COLLEGES INC         COM      218868107    2,766       235,000     SH           SOLE                   SOLE
DIGITAL INSIGHT CORP            COM      25385P106     695         21,700     SH           SOLE                   SOLE
ECOLLEGE COM                    COM      27887E100     975         54,100     SH           SOLE                   SOLE
EDUCATE INC                     COM      28138P100    3,283       278,200     SH           SOLE                   SOLE
EDUCATION MGMT CORP             COM      28139T101    6,173       184,200     SH           SOLE                   SOLE
FAIR ISAAC CORP                 COM      303250104    3,048        69,000     SH           SOLE                   SOLE
FORWARD AIR CORP                COM      349853101    2,976        81,200     SH           SOLE                   SOLE
IDX SYS CORP                    COM      449491109    4,520       102,900     SH           SOLE                   SOLE
INDUSTRIAL DISTR GROUP INC      COM      456061100    1,303       161,251     SH           SOLE                   SOLE
ITT EDUCATIONAL SERVICES INC    COM      45068B109    2,358        39,900     SH           SOLE                   SOLE
JACKSON HEWITT TAX SVCS INC     COM      468202106    4,350       157,000     SH           SOLE                   SOLE
KEYSTONE AUTOMOTIVE INDS INC    COM      49338N109    3,337       106,000     SH           SOLE                   SOLE
KRONOS INC                      COM      501052104    3,173        75,800     SH           SOLE                   SOLE
LAUREATE EDUCATION INC          COM      518613104    4,127        78,600     SH           SOLE                   SOLE
LIFETIME BRANDS INC             COM      53222Q103    2,813       136,074     SH           SOLE                   SOLE
LINCOLN EDL SVCS CORP           COM      533535100    2,962       207,731     SH           SOLE                   SOLE
MAX RE CAPITAL LTD HAMILTON     SHS      G6052F103    3,887       149,665     SH           SOLE                   SOLE
MOLINA HEALTHCARE INC           COM      60855R100    3,160       118,600     SH           SOLE                   SOLE
NATIONAL MED HEALTH CARD SYS  COM NEW    636918302    2,802       103,015     SH           SOLE                   SOLE
NORTH POINTE HLDGS CORP         COM      661696104     816         53,100     SH           SOLE                   SOLE
ORIGEN FINL INC                 COM      68619E208     628         88,200     SH           SOLE                   SOLE
OWENS & MINOR INC NEW           COM      690732102    3,433       124,700     SH           SOLE                   SOLE
RETAIL VENTURES INC             COM      76128Y102    4,873       391,700     SH           SOLE                   SOLE
SCANSOURCE INC                  COM      806037107    1,454        26,600     SH           SOLE                   SOLE
SERACARE LIFE SCIENCES INC      COM      81747Q100     634         70,000     SH           SOLE                   SOLE
STUDENT LN CORP                 COM      863902102    4,331        20,700     SH           SOLE                   SOLE
SYKES ENTERPRISES INC           COM      871237103    2,444       182,800     SH           SOLE                   SOLE
TEAM INC                        COM      878155100    4,874       230,875     SH           SOLE                   SOLE
TECHTEAM GLOBAL INC             COM      878311109    1,773       176,400     SH           SOLE                   SOLE
YARDVILLE NATL BANCORP          COM      985021104    1,936        55,869     SH           SOLE                   SOLE

21716.0001 #640564